CONVERTIBLE NOTES PAYABLE - LG (Details) - USD ($)	Sep. 30, 2015	Sep. 03, 2015	Jul. 20, 2015	Dec. 15, 2014
CONVERTIBLE NOTES PAYABLE - LG
Company issued convertible promissory notes to LG in the principal amounts		$ 127,050	$ 86,225	$ 110,000
LG note bears interest at a rate per annum				8.00%
The Company received net proceeds for LG notes				$ 95,000
The LG Note was subject to an original issue discount				$ 15,000
LG note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		62.00%	62.00%	62.00%
The LG Notes may be prepaid by us any time within 180 days at a premium for a prepayment within the initial 30 days		115.00%	115.00%	115.00%
The LG Notes may be prepaid by us any time within 180 days at a premium for a prepayment after 150 days and before 180 days		145.00%	145.00%	145.00%
The LG Notes prepayment premium for the 31-60 day period		121.00%	121.00%	121.00%
The LG Notes prepayment premium for the 61-90 day period		127.00%	127.00%	127.00%
The LG Notes prepayment premium for the 91-120 day period		133.00%	133.00%	133.00%
The LG Notes prepayment premium for the 121-150 day period		139.00%	139.00%	139.00%
LG converted principal amount of note in to shares of common stock.	$ 110,000
LG converted interest amount into shares of common stock.	$ 5,670
LG converted principal and interest into an aggregate of shares of common stock.	87,115,082